Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014		Dec. 31, 2013 [2]
Current assets:
Cash and cash equivalents	$ 84,045	$ 115,594	[2]	$ 107,067	[2]	$ 120,223
Total current assets	313,818	358,778
Total assets	4,295,979	4,365,312	[3]	4,334,748	[3]
Current liabilities:
Accrued expenses	9,721	6,816
Total current liabilities	257,249	160,631
Textainer Group Holdings Limited shareholders' equity:
Common shares	575	572
Additional paid-in capital	390,780	385,020
Treasury shares	(9,149)	(9,149)
Accumulated other comprehensive income	(516)	(283)
Retained earnings	746,057	825,473
Total Textainer Group Holdings Limited shareholders’ equity	1,127,747	1,201,633
Total liabilities and equity	4,295,979	4,365,312
Parent Company
Current assets:
Cash and cash equivalents	2,975	5,209	[2]	$ 2,743	[2]	$ 1,256
Prepaid expenses	173	188
Due from (to) affiliates, net	189	(175)
Total current assets	3,337	5,222
Investments in subsidiaries	1,125,839	1,197,518
Total assets	1,129,176	1,202,740
Current liabilities:
Accrued expenses	618	1,107
Total current liabilities	618	1,107
Textainer Group Holdings Limited shareholders' equity:
Common shares	575	572
Additional paid-in capital	391,591	385,020
Treasury shares	(9,149)	(9,149)
Accumulated other comprehensive income	(516)	(283)
Retained earnings	746,057	825,473
Total Textainer Group Holdings Limited shareholders’ equity	1,128,558	1,201,633
Total liabilities and equity	$ 1,129,176	$ 1,202,740

[1]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[3]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).